UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 118.8%
Corporate — 15.1%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$1,000	$1,069,830
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	599,533
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a)(b)(c):
7.63%, 8/01/25	3,200	3,243,904
7.75%, 8/01/31	4,000	4,079,960
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	6,350	6,937,756
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	6,040	6,105,836
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	7,000	7,160,090
		29,196,909
County/City/Special District/School District — 26.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,147,102
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp., 5.38%, 10/01/41	140	152,128
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	842,408
Series A-1, 5.00%, 8/01/35	1,000	1,119,310
Series D, 5.38%, 6/01/12 (d)	2,260	2,270,080
Series D, 5.38%, 6/01/32	225	225,902
Sub-Series G-1, 6.25%, 12/15/31	500	607,335
Sub-Series I-1, 5.38%, 4/01/36	1,750	1,984,535
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,985	6,195,732
5.75%, 2/15/47	200	225,714
(AGM), 5.00%, 2/15/47	1,000	1,045,370
(NPFGC), 4.50%, 2/15/47	1,970	1,952,762
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.00%, 11/15/34	800	868,840

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/31	$1,900	$2,147,266
New York City Industrial Development Agency, RB:
CAB, Yankee Stadium, PILOT, 6.25%, 3/01/45 (e)	1,500	265,470
CAB, Yankee Stadium, PILOT (AGC), 6.11%, 3/01/42 (e)	1,960	412,168
Marymount School of New York Project (ACA), 5.13%, 9/01/21	750	766,275
Marymount School of New York Project (ACA), 5.25%, 9/01/31	500	508,545
Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	150	168,518
Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/36	3,000	2,926,620
Royal Charter, New York Presbyterian (AGM), 5.25%, 12/15/32	1,550	1,586,255
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	650	714,194
Series S-2 (NPFGC), 4.25%, 1/15/34	1,700	1,731,144
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	250	259,263
5.00%, 11/15/44	9,660	9,995,202
4.75%, 11/15/45	500	506,980
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	860	949,904
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,521,047
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,670	1,783,977
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	2,070	2,135,019
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	2,000	2,176,260
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,200	1,335,996

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	$750	$816,780
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	395	427,374
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	275	306,471
		52,077,946
Education — 22.8%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (b)(c):
7.00%, 5/01/25	910	209,291
7.00%, 5/01/35	590	135,694
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	3,590	3,865,784
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	7,000	7,022,330
Madison County Industrial Development Agency New York, RB:
Colgate University Project, Series B, 5.00%, 7/01/33	2,000	2,046,240
Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	278,152
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,248,647
New York City Trust for Cultural Resources, Refunding RB, Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,105,520
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	176,821
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	884,220
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	245,511
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,000	2,151,840
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	1,440	1,885,982
New York University, Series A (AMBAC), 5.00%, 7/01/37	1,000	1,068,370
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,163,490

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
University of Rochester, Series A, 5.13%, 7/01/39	$850	$927,299
University of Rochester, Series A, 5.75%, 7/01/39 (f)	650	652,190
University of Rochester, Series B, 5.00%, 7/01/39	500	525,425
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	537,401
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,114,000
New York University, Series A, 5.00%, 7/01/37	1,790	2,001,739
Rockefeller University, Series B, 4.00%, 7/01/38	1,835	1,896,968
Skidmore College, Series A, 5.00%, 7/01/27	190	215,530
Skidmore College, Series A, 5.00%, 7/01/28	75	84,508
Skidmore College, Series A, 5.25%, 7/01/29	85	96,863
Teachers College, 5.50%, 3/01/39	450	497,934
Third General Resolution, State University Educational Facilities, Series A, 5.00%, 5/15/29	2,000	2,303,360
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	1,000	1,027,700
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	700	796,579
Trust for Cultural Resources, RB, Series A, Juilliard School, 5.00%, 1/01/39	2,100	2,302,839
Trust for Cultural Resources, Refunding RB, Series A, Carnegie Hall, 4.75%, 12/01/39	2,250	2,368,440
Westchester County Industrial Development Agency New York, RB, Windward School Civic Facility (Radian), 5.25%, 10/01/31	2,500	2,500,875
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	692,500
		44,030,042

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health — 11.6%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/40	$300	$326,019
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	469,550
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,180,620
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	802,755
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	230,218
New York University Hospital Center, Series A, 6.00%, 7/01/40	500	566,095
New York University Hospital Center, Series B, 5.63%, 7/01/37	530	569,575
North Shore-Long Island Jewish Health System, 5.50%, 5/01/13 (d)	2,000	2,104,820
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,775	1,976,303
Nysarc Inc., Series A, 6.00%, 7/01/32	575	659,922
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,495,661
New York University Hospital Center, Series A, 5.00%, 7/01/36	3,390	3,530,651
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,750	1,911,630
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,100	1,223,321
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	1,175	1,185,129
Westchester County Healthcare Corp. New York, Refunding RB:
Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	2,500	2,627,375

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Westchester County Healthcare Corp. New York, Refunding RB (concluded):
Senior Lien, Series B, 6.00%, 11/01/30	$500	$568,390
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	1,000	1,005,190
		22,433,224
Housing — 4.1%
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	1,485	1,486,099
Series 101, 5.40%, 4/01/32	3,850	3,852,618
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,523,505
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,000	1,059,950
		7,922,172
State — 4.6%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	700,578
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	1,850	1,979,500
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series B (AMBAC), 5.00%, 2/15/35	2,000	2,132,620
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 4/01/32	3,500	4,006,135
		8,818,833
Tobacco — 1.1%
Rensselaer Tobacco Asset Securitization Corp., RB, Series A, 5.75%, 6/01/43	2,500	2,177,950
Transportation — 23.6%
Hudson New York Yards Infrastructure Corp., RB (AGC), 5.00%, 2/15/47	1,000	1,045,370
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	1,000	1,267,620
Metropolitan Transportation Authority, Refunding RB, Series A:
5.00%, 11/15/30	12,000	12,245,760
5.13%, 11/15/31	5,000	5,100,300
New York City Industrial Development Agency, RB, Airis JFK I LLC Project, Series A, AMT, 5.50%, 7/01/28	9,000	8,606,520

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.00%, 12/15/41	$5,675	$6,200,278
Port Authority of New York & New Jersey, RB:
Consolidated, 124th Series, AMT, 5.00%, 8/01/36	2,000	2,005,640
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,108,360
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,036,230
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	7,000	7,001,050
		45,617,128
Utilities — 9.0%
Long Island Power Authority, RB, General:
Series A (AGM), 5.00%, 5/01/36	500	545,785
Series C (CIFG), 5.25%, 9/01/29	2,000	2,329,520
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	4,000	4,561,880
New York City Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	750	823,537
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,133,970
Second General Resolution, Series EE, 4.00%, 6/15/45	2,310	2,317,554
Series D, 5.00%, 6/15/39	5,000	5,397,350
New York State Environmental Facilities Corp., RB, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	350	390,695
		17,500,291
Total Municipal Bonds in New York		229,774,495

Puerto Rico — 9.1%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,705,250

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State — 5.1%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D:
5.25%, 7/01/12 (d)	$3,400	$3,428,424
5.25%, 7/01/36	1,600	1,600,736
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.41%, 8/01/32 (e)	1,685	548,838
First Sub-Series A, 5.75%, 8/01/37	2,000	2,211,700
First Sub-Series A (AGM), 5.00%, 8/01/40	1,000	1,051,730
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (e):
5.76%, 8/01/41	3,500	672,315
5.96%, 8/01/43	2,500	426,550
		9,940,293
Transportation — 1.7%
Puerto Rico Highway & Transportation Authority, Refunding RB (AGM):
Series AA-1, 4.95%, 7/01/26	145	154,719
Series CC, 5.50%, 7/01/30	2,750	3,193,383
		3,348,102
Utilities — 0.9%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	1,100	1,164,262
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	500	538,260
		1,702,522
Total Municipal Bonds in Puerto Rico		17,696,167
Total Municipal Bonds – 127.9%		247,470,662

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York — 29.9%
County/City/Special District/School District — 0.5%
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D1, 5.00%, 11/01/38	825	920,073
Housing — 8.0%
New York Mortgage Agency, RB, 31st Series A, AMT, 5.30%, 10/01/31	15,390	15,400,311
Transportation — 11.8%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,250	1,410,588

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (concluded)
Transportation (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	$6,495	$7,298,107
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/44	5,020	5,353,278
7 World Trade Center Project, Class 1, 4.00%, 9/15/35 (h)	4,260	4,255,996
7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,902,137
Port Authority of New York & New Jersey, RB, Consolidated 169th Series, AMT, 5.00%, 10/15/26	1,500	1,687,545
		22,907,651
Utilities — 9.6%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,420,390
Series FF-2, 5.50%, 6/15/40	810	925,378
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2012, Series BB, AMT, 5.00%, 6/15/44	3,511	3,856,786
Second General Resolution, Series HH, 5.00%, 6/15/32	5,310	6,074,587
Series A, 4.75%, 6/15/30	4,000	4,373,120
Suffolk County Water Authority, Refunding RB, 3.00%, 6/01/25	1,996	2,029,442
		18,679,703
Total Municipal Bonds in New York		57,907,738

Puerto Rico — 0.9%
State — 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,520	1,663,184
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 30.8%		59,570,922
Total Long-Term Investments (Cost – $292,747,578) – 158.7%		307,041,584

Short-Term Securities	Par (000)	Value
New York — 0.5%
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Second General Resolution, Series DD-1 (TD Bank NA SBPA), 0.23%, 5/01/12	$970	$970,000

	Shares
Money Market Funds — 3.5%
BIF New York Municipal Money Fund, 0.00% (i)(j)	6,741,809	6,741,809
Total Short-Term Securities (Cost – $7,711,809) – 4.0%		7,711,809
Total Investments (Cost - $300,459,387*) – 162.7%		314,753,393
Other Assets Less Liabilities – 2.9%		5,557,495
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (16.7)%		(32,361,652)
VMTP Shares, at Liquidation Value – (48.9)%		(94,500,000)
Net Assets Applicable to Common Shares – 100.0%		$193,449,236

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$267,391,869
Gross unrealized appreciation	$16,246,392
Gross unrealized depreciation	(1,236,583)
Net unrealized appreciation	$15,009,809

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities	$4,255,996	$67,408

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2012	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY)

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF New York Municipal Money Fund	10,549,049	(3,807,240)	6,741,809	$67

(j)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SONYMA	State of New York Mortgage Agency
VRDN	Variable Rate Demand Notes

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
224	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$29,631,000	$(433,551)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$307,041,584	—	307,041,584
Short-Term Securities	$6,741,809	970,000	—	7,711,809
Total	$6,741,809	$308,011,584	—	$314,753,393

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2012	6

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(433,551)	—	—	$(433,551)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$296,000	—	—	$296,000
Liabilities:
TOB trust certificates	—	$(32,351,715)	—	(32,351,715)
VMTP Shares	—	(94,500,000)	—	(94,500,000)
Total	$296,000	$(126,851,715)	—	$(126,555,715)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	APRIL 30, 2012	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: June 22, 2012